UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-10360
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andrew Ford
        --------------------------
Title:  Vice President, Compliance
        --------------------------
Phone:  212-415-5092
        --------------------------

Signature, Place, and Date of Signing:

/s/ Andrew Ford                     New York, NY                      11/18/2003
---------------                     ------------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           65
                                         -----------
Form 13F Information Table Value Total:      $91,309
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AFLAC INC                      COM              001055102      625   19340 SH       SOLE              19340      0    0
AT&T WIRELESS SVCS INC         COM              00209A106     1381  168805 SH       SOLE             168805      0    0
AMBAC FINL GROUP INC           COM              023139108      552    8620 SH       SOLE               8620      0    0
AMERICAN INTL GROUP INC        COM              026874107     1851   32085 SH       SOLE              32085      0    0
AMGEN INC                      COM              031162100     2272   35219 SH       SOLE              35219      0    0
ANHEUSER BUSCH COS INC         COM              035229103      997   20215 SH       SOLE              20215      0    0
APOLLO GROUP INC               CL A             037604105      900   13630 SH       SOLE              13630      0    0
BAKER HUGHES INC               COM              057224107     1679   56750 SH       SOLE              56750      0    0
BANK OF AMERICA CORPORATION    COM              060505104     2539   32535 SH       SOLE              32535      0    0
BANK ONE CORP                  COM              06423A103      632   16350 SH       SOLE              16350      0    0
BED BATH & BEYOND INC          COM              075896100      601   15715 SH       SOLE              15715      0    0
CANON INC                      ADR              138006309      663   13605 SH       SOLE              13605      0    0
CARDINAL HEALTH INC            COM              14149Y108     2345   40165 SH       SOLE              40165      0    0
CARNIVAL CORP                  PAIRED CTF       143658300      379   11525 SH       SOLE              11525      0    0
CISCO SYS INC                  COM              17275R102     2947  150417 SH       SOLE             150417      0    0
CITIGROUP INC                  COM              172967101     3429   75345 SH       SOLE              75345      0    0
COCA COLA CO                   COM              191216100     1750   40735 SH       SOLE              40735      0    0
DANAHER CORP DEL               COM              235851102      553    7485 SH       SOLE               7485      0    0
DELL INC                       COM              24702R101     2212   66176 SH       SOLE              66176      0    0
EBAY INC                       COM              278642103      675   12585 SH       SOLE              12585      0    0
ECOLAB INC                     COM              278865100      683   27050 SH       SOLE              27050      0    0
EXXON MOBIL CORP               COM              30231G102     1981   54138 SH       SOLE              54138      0    0
FIFTH THIRD BANCORP            COM              316773100      685   12325 SH       SOLE              12325      0    0
FIRST DATA CORP                COM              319963104      419   10490 SH       SOLE              10490      0    0
FISERV INC                     COM              337738108      250    6895 SH       SOLE               6895      0    0
GENERAL ELEC CO                COM              369604103     3514  117870 SH       SOLE             117870      0    0
HOME DEPOT INC                 COM              437076102      423   13270 SH       SOLE              13270      0    0
INTEL CORP                     COM              458140100     2356   85610 SH       SOLE              85610      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1679   19005 SH       SOLE              19005      0    0
INTUIT                         COM              461202103      633   13125 SH       SOLE              13125      0    0
ISHARES INC                    MSCI JAPAN       464286848      643   73385 SH       SOLE              73385      0    0
ISHARES TR                     MSCI EAFE IDX    464287465      738    6310 SH       SOLE               6310      0    0
ISHARES TR                     RUSSELL 2000     464287655     3072   31650 SH       SOLE              31650      0    0
JABIL CIRCUIT INC              COM              466313103      575   22080 SH       SOLE              22080      0    0
JOHNSON & JOHNSON              COM              478160104     2444   49355 SH       SOLE              49355      0    0
KOHLS CORP                     COM              500255104      286    5340 SH       SOLE               5340      0    0
LOWES COS INC                  COM              548661107      626   12055 SH       SOLE              12055      0    0
MBNA CORP                      COM              55262L100      543   23820 SH       SOLE              23820      0    0
MARSH & MCLENNAN COS INC       COM              571748102      715   15025 SH       SOLE              15025      0    0
MEDTRONIC INC                  COM              585055106      826   17595 SH       SOLE              17595      0    0
MELLON FINL CORP               COM              58551A108      396   13125 SH       SOLE              13125      0    0
METLIFE INC                    COM              59156R108     1531   54570 SH       SOLE              54570      0    0
MICROSOFT CORP                 COM              594918104     2284   82152 SH       SOLE              82152      0    0
OMNICOM GROUP INC              COM              681919106      440    6125 SH       SOLE               6125      0    0
ORACLE CORP                    COM              68389X105      336   29880 SH       SOLE              29880      0    0
PAYCHEX INC                    COM              704326107      661   19380 SH       SOLE              19380      0    0
PEPSICO INC                    COM              713448108      830   18110 SH       SOLE              18110      0    0
PFIZER INC                     COM              717081103     4859  159950 SH       SOLE             159950      0    0
PRAXAIR INC                    COM              74005P104     1187   19160 SH       SOLE              19160      0    0
PROCTER & GAMBLE CO            COM              742718109     3098   33380 SH       SOLE              33380      0    0
SLM CORP                       COM              78442P106      479   12290 SH       SOLE              12290      0    0
SPDR TR                        UNIT SER 1       78462F103     6466   64697 SH       SOLE              64697      0    0
SOFTWARE HOLDRS TR             DEPOSITRY RCPT   83404B103     1815   53505 SH       SOLE              53505      0    0
SOUTHERN CO                    COM              842587107     1762   60025 SH       SOLE              60025      0    0
STARBUCKS CORP                 COM              855244109      435   15095 SH       SOLE              15095      0    0
STRYKER CORP                   COM              863667101      731    9700 SH       SOLE               9700      0    0
SYSCO CORP                     COM              871829107      713   21800 SH       SOLE              21800      0    0
3M CO                          COM              88579Y101      200    2900 SH       SOLE               2900      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     3788   49020 SH       SOLE              49020      0    0
VIACOM INC                     CL B             925524308      331    8633 SH       SOLE               8633      0    0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      240   11862 SH       SOLE              11862      0    0
WAL MART STORES INC            COM              931142103     2199   39380 SH       SOLE              39380      0    0
WALGREEN CO                    COM              931422109      417   13620 SH       SOLE              13620      0    0
WELLS FARGO & CO NEW           COM              949746101     2397   46540 SH       SOLE              46540      0    0
WYETH                          COM              983024100     1641   35600 SH       SOLE              35600      0    0

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